Shareholders’ equity - Schedule of Other Reserves Including Other Comprehensive Income (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reserves within equity [line items]
Other reserves	€ (184,503)	€ (184,307)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	72,708	73,331
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(114,247)	(114,247)
Other
Disclosure of reserves within equity [line items]
Other reserves	€ (142,964)	€ (143,391)